Other Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about other liabilities [line items]
Other liabilities		$ 8,374	$ 5,719
Lithium Nevada Corp
Disclosure of detailed information about other liabilities [line items]
Other liabilities		2,434	889
Success fee to mining contractor		4,650
Lithium Nevada Corp | Thacker Pass
Disclosure of detailed information about other liabilities [line items]
Other liabilities		5,940	4,830
Payments from mining contractor	$ 3,500
Repayment amount upon failing to achieve milestone		$ 3,500
Other Liabilities | Lithium Nevada Corp | Thacker Pass
Disclosure of detailed information about other liabilities [line items]
Payments from mining contractor			$ 2,000	$ 1,500